SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	May 03, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Nov. 30, 2006
Assets
Fixed maturities, at fair value (amortized cost: 2022, $90,171; 2021, $85,811)		$ 13,021,914	$ 14,071,274
Other assets		203,119	208,652
Total assets		27,272,413	28,029,871
Liabilities
Accounts payable, accrued expenses and other		488,594	560,561
Total liabilities		$ 20,984,063	$ 20,485,885
Common stock, shares outstanding		100,000,000	100,000,000
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		$ 0	$ 0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)		8,000	8,000
Additional paid-in capital		1,929,934	1,929,934
Accumulated other comprehensive loss		(7,669)	(29,706)
Retained earnings		4,358,085	5,635,758
Total shareholders’ equity		6,288,350	7,543,986		$ 7,326,997
Total liabilities and shareholders’ equity		27,272,413	28,029,871
Other information
Amortized cost of trading securities, debt		$ 14,925,319	$ 14,181,310
Common shares, par value		$ 0.00000001	$ 0.00000001
Common shares, shares issued		100,000,000	100,000,000
Preferred shares, par value per share		$ 1.00	$ 1.00
Preferred shares, shares issued		8,000,000	8,000,000
Preferred shares, shares outstanding		8,000,000	8,000,000
Aggregate liquidation preference		$ 200,000	$ 200,000	$ 637,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Other information
Commitment		61,924	62,000					$ 250,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument						4.50%
Commitment						$ 500,000
Parent Company
Assets
Fixed maturities, at fair value (amortized cost: 2022, $90,171; 2021, $85,811)		73,642	85,111
Cash and cash equivalents		3,814	1,988		$ 10,020		$ 4,512
Investment in subsidiaries		8,640,997	9,757,268
Intercompany loans and balances receivable		18,546	24,834
Other assets		21,042	19,906
Total assets		8,758,041	9,889,107
Liabilities
Intercompany loans and balances payable	[1]	2,423,951	2,297,350
Accounts payable, accrued expenses and other		45,740	47,771
Total liabilities		$ 2,469,691	$ 2,345,121
Common stock, shares outstanding		100,000,000	100,000,000
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		$ 0	$ 0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)		8,000	8,000
Additional paid-in capital		1,929,934	1,929,934
Accumulated other comprehensive loss		(7,669)	(29,706)
Retained earnings		4,358,085	5,635,758
Total shareholders’ equity		6,288,350	7,543,986
Total liabilities and shareholders’ equity		8,758,041	9,889,107
Other information
Amortized cost of trading securities, debt		$ 90,171	$ 85,811
Common shares, par value		$ 0.00000001	$ 0.00000001
Common shares, shares issued		100,000,000	100,000,000
Preferred shares, par value per share		$ 1.00	$ 1.00
Preferred shares, shares issued		8,000,000	8,000,000
Preferred shares, shares outstanding		8,000,000	8,000,000
Aggregate liquidation preference		$ 200,000	$ 200,000
Subsidiary Issuer | Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Other information
Aggregate principal amount of guarantee obligations		$ 62,000
Subsidiary Issuer | Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		4.50%
Commitment		$ 500,000
Subsidiary Issuer | PartnerRe Finance B LLC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance B LLC | Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		3.70%
Subsidiary Issuer | PartnerRe Finance Ireland DAC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance Ireland DAC | Senior Notes | 2016 Euro Senior Notes
Other information
Stated interest rate of debt instrument		1.25%
Subsidiary Issuer | PartnerRe Finance II Inc
Other information
Percentage ownership		100.00%

[1]	The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of Fixed-to-Floating Rate junior subordinated CENts, with an annual rate of 3-month LIBOR plus a margin equal to 2.325%, and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.